LONG-TERM DEBT - OTHERS (Credit Line) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Outstanding capital lease liability	$ 118,272	$ 158,114
Lease liability	40,330	39,610
Operating Lease, Payments	4,516
TSNP [Member]
Debt Instrument [Line Items]
Maximum borrowing amount	70,000
Office space operating facilities and vehicles [Member]
Debt Instrument [Line Items]
Operating Lease, Cost	$ 4,807	$ 5,867	$ 7,535
TPSCo [Member]
Debt Instrument [Line Items]
Annual interest rate of lease agreement	2.00%